Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 14, 2022, Cincinnati Bell Inc. (the “Company”) filed a Current Report on Form 8-K to report the retirement of Thomas Simpson, the Company’s Chief Operating Officer, which was subsequently amended by Amendment 1 to Form 8-K (Form 8-K/A) filed on March 13, 2023 to report that Mr. Simpson’s retirement would be effective on April 1, 2023 (the Form 8-K, as amended by Amendment No. 1, is referred to as the “Current Report”). This Amendment No. 2 to Form 8-K is being filed to further amend the Current Report to report that, in connection with Mr. Simpson’s retirement and the termination of his employment agreement with the Company, he and the Company entered into a Release of Claims dated March 27, 2023 pursuant to which Mr. Simpson agreed that he would separate from employment with the Company effective March 31, 2023 and provided the Company with a customary release of any employment claims. The Release of Claims also provided that Mr. Simpson would receive a lump sum payment of $1,000,000, in addition to the $954,810 in severance and $28,314 in lieu of basic benefits payable under his employment agreement.
Document Period End Date	Mar. 27, 2023
Entity File Number	001-8519
Entity Registrant Name	CINCINNATI BELL INC.
Entity Central Index Key	0000716133
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	397-9900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false